Arbitral Award Settlement and Associated Mining Data Sale: (Details Text) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Arbitral Award Settlement and Associated Mining Data Sale: [Abstract]
Total Award	$ 740.3
Venezuela agreed to pay to satisfy award	792.0
Venezuela agreed to pay for mining data	240.0
Initial payment	40.0
Additional twenty three payment amounts	29.5
Final payment amount to be received	313.3
Payments made pursuant to settlement agreement	254.0
Amount deposited to trust account	165.5
Government bonds received	88.5
Bonds sold for	74.3
Loss on sale of bonds	14.2
Amount due and unpaid	$ 413.0
Amount of proceeds cvr holders entitled to	5.466%
Cvr distributed	$ 7.9
Original bonus percentage of first two hundred million collected	1.00%
Original bonus percentage thereafter	5.00%
Modified bonus percentage of first two hundred million collected	1.28%
Modified bonus percentage thereafter	6.40%
bonus distributed	$ 3.3